Condensed Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Shares of Common Stock [Member]	Preferred Stock [Member] Preferred Stock A [Member]		Preferred Stock [Member] Preferred Stock C [Member]		Preferred Stock [Member] Preferred Stock D [Member]		Capital reserve from transaction with related parties [Member]	Share based compensation [Member]	Additional Paid in Capital [Member]	Accumulated deficiency [Member]	Total
Balance at Dec. 31, 2020	$ 261					$ 1		$ 2		$ (261)	$ (68)	$ (65)
Balance, shares at Dec. 31, 2020	26,109,483					91,034
Interest on loans from a major stockholder												13
Issuance of Common Stock	$ 54						[1]			447		501
Issuance of Common Stock shares	5,439,650					18,966
Transactions with stockholders								13				13
Net loss											(329)	(329)
Balance at Dec. 31, 2021	$ 315					$ 1		15	$ 0	186	(397)	120
Balance, shares at Dec. 31, 2021	31,549,132					110,000
Stock based compensation on stock options granted to a service provider	$ 23									42		65
Stock based compensation on stock options granted to a service provider Shares	2,242,509
Effect of reverse recapitalization transaction	$ 113		[1]		[1]					(173)		(60)
Effect of reverse recapitalization transaction shares	11,333,764	453		250
Conversion of preferred share of common stock	$ 669		[1]		[1]	$ (1)				(55)	(613)	0
Conversion of preferred share of common stock, Shares	66,908,504	(453)		(250)		(110,000)
Share based compensation									182			182
Interest on loans from a major stockholder												22
Transactions with stockholders								22				22
Net loss											(1,355)	(1,355)
Balance at Dec. 31, 2022	$ 1,120	$ 0		$ 0		$ 0		$ 37	$ 182	$ 0	$ (2,365)	$ (1,026)
Balance, shares at Dec. 31, 2022	112,033,909	0		0		0

[1]	Represents an amount lower than 1 USD